UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     November 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $701,022 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102     5763  1116845 SH       SOLE                  1116845        0        0
BELO CORP                      COM SER A        080555105    18517  3106861 SH       SOLE                  3106861        0        0
BFC FINL CORP                  CL A             055384200     2640  4800000 SH       SOLE                  4800000        0        0
CABOT OIL & GAS CORP           COM              127097103    28643   792560 SH       SOLE                   792560        0        0
CARE INVESTMENT TRUST INC      COM              141657106    68419  5959801 SH       SOLE                  5959801        0        0
CBS CORP NEW                   CALL             124857903    25998  1733200 SH  CALL SOLE                  1733200        0        0
CHEMTURA CORP                  COM              163893100    41073  9007228 SH       SOLE                  9007228        0        0
CITADEL BROADCASTING CORP      COM              17285T106     3661  4693236 SH       SOLE                  4693236        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691    20200  1000000 SH       SOLE                  1000000        0        0
GOOGLE INC                     CL A             38259P508     9006    22486 SH       SOLE                    22486        0        0
GRACE W R & CO DEL NEW         COM              38388F108     1524   100825 SH       SOLE                   100825        0        0
HARTE-HANKS INC                COM              416196103    25719  2480164 SH       SOLE                  2480164        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    15070   395545 SH       SOLE                   395545        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    11133   364770 SH       SOLE                   364770        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    82052  2921050 SH       SOLE                  2921050        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    22821   753152 SH       SOLE                   753152        0        0
MYLAN INC                      PFD CONV         628530206    39984    50935 SH       SOLE                    50935        0        0
NRG ENERGY INC                 COM NEW          629377508    50975  2059594 SH       SOLE                  2059594        0        0
PROSHARES TR                   REAL EST PRO     74347R552    34707   453985 SH       SOLE                   453985        0        0
REINSURANCE GROUP AMER INC     CL B             759351505    31261   659100 SH       SOLE                   659100        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101     8059   222569 SH       SOLE                   222569        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     8977  1781170 SH       SOLE                  1781170        0        0
SMITH INTL INC                 COM              832110100    11485   195856 SH       SOLE                   195856        0        0
TIME WARNER INC                COM              887317105    40079  3057126 SH       SOLE                  3057126        0        0
TREE COM INC                   COM              894675107      225    46779 SH       SOLE                    46779        0        0
UNUM GROUP                     PUT              91529Y956    11250   500000 SH  PUT  SOLE                   500000        0        0
VIACOM INC NEW                 CL B             92553P201    53936  2171338 SH       SOLE                  2171338        0        0
WILLIAMS COS INC DEL           COM              969457100    27845  1177379 SH       SOLE                  1177379        0        0